Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 28, 2016
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Multifactor USA Index Fund and BlackRock Multifactor International Index Fund

(the “Funds”)

Supplement dated March 16, 2017 to the Summary Prospectuses and Prospectuses of the Funds, dated November 28, 2016

Effective immediately, BlackRock (as defined below) has agreed contractually to: (i) reduce its management fee for BlackRock Multifactor USA Index Fund; and (ii) cap net expenses of the Funds at lower levels for the Funds’ Institutional Shares and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Funds’ annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Funds’ Institutional Shares and Class K Shares. In addition, BlackRock may recoup some of the waivers and reimbursements to the Funds in the following two fiscal years. Accordingly, effective immediately, the Funds’ Summary Prospectuses and Prospectuses are amended as follows:

The section of the BlackRock Multifactor USA Index Fund Institutional Shares Summary Prospectus entitled “Key Facts About BlackRock Multifactor USA Index Fund—Fees and Expenses of the Fund” and the section of the Institutional Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Multifactor USA Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fee[1,2,3]	0.20%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	0.19%
Total Annual Fund Operating Expenses[2]	0.39%
Fee Waivers and/or Expense Reimbursements[3,5]	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,5]	0.25%

[1]	Management Fee has been restated to reflect current fees.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Management Fee or estimation of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 45, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 45, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.25% of average daily net assets through November 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$26	$111

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period July 13, 2016 (commencement of operations of the Fund) to July 31, 2016, the Fund’s portfolio turnover rate was less than 0.50% of the average value of its portfolio.

The section of the BlackRock Multifactor International Index Fund Institutional Shares Summary Prospectus entitled “Key Facts About BlackRock Multifactor International Index Fund—Fees and Expenses of the Fund” and the section of the Institutional Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Multifactor International Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fee[1]	0.30%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,3]	0.21%
Total Annual Fund Operating Expenses[3]	0.51%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.35%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 45, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the estimation of Other Expenses.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 45, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets through November 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$36	$147

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period July 13, 2016 (commencement of operations of the Fund) to July 31, 2016, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

The section of the BlackRock Multifactor USA Index Fund Class K Shares Summary Prospectus entitled “Key Facts About BlackRock Multifactor USA Index Fund—Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Multifactor USA Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2,3]	0.20%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	0.13%
Total Annual Fund Operating Expenses[2]	0.33%
Fee Waivers and/or Expense Reimbursements[3,5]	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,5]	0.20%

[1]	Management Fee has been restated to reflect current fees.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Management Fee or the estimation of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 44, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.20% of average daily net assets through November 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class K Shares	$20	$93

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period July 13, 2016 (commencement of operations of the Fund) to July 31, 2016, the Fund’s portfolio turnover rate was less than 0.50% of the average value of its portfolio.

The section of the BlackRock Multifactor International Index Fund Class K Shares Summary Prospectus entitled “Key Facts About BlackRock Multifactor International Index Fund—Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Multifactor International Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1]	0.30%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,3]	0.15%
Total Annual Fund Operating Expenses[3]	0.45%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.30%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 44, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the estimation of Other Expenses.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.30% of average daily net assets through November 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class K Shares	$31	$129

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period July 13, 2016 (commencement of operations of the Fund) to July 31, 2016, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Institutional | BlackRock Multifactor USA Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Multifactor USA Index Fund

(the “Funds”)

Supplement dated March 16, 2017 to the Summary Prospectuses and Prospectuses of the Funds, dated November 28, 2016

Effective immediately, BlackRock (as defined below) has agreed contractually to: (i) reduce its management fee for BlackRock Multifactor USA Index Fund; and (ii) cap net expenses of the Funds at lower levels for the Funds’ Institutional Shares and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Funds’ annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Funds’ Institutional Shares and Class K Shares. In addition, BlackRock may recoup some of the waivers and reimbursements to the Funds in the following two fiscal years. Accordingly, effective immediately, the Funds’ Summary Prospectuses and Prospectuses are amended as follows:

The section of the BlackRock Multifactor USA Index Fund Institutional Shares Summary Prospectus entitled “Key Facts About BlackRock Multifactor USA Index Fund—Fees and Expenses of the Fund” and the section of the Institutional Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Multifactor USA Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fee[1,2,3]	0.20%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	0.19%
Total Annual Fund Operating Expenses[2]	0.39%
Fee Waivers and/or Expense Reimbursements[3,5]	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,5]	0.25%

[1]	Management Fee has been restated to reflect current fees.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Management Fee or estimation of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 45, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 45, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.25% of average daily net assets through November 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$26	$111

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period July 13, 2016 (commencement of operations of the Fund) to July 31, 2016, the Fund’s portfolio turnover rate was less than 0.50% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017 November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period July 13, 2016 (commencement of operations of the Fund) to July 31, 2016, the Fund’s portfolio turnover rate was less than 0.50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.50%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fee has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | BlackRock Multifactor USA Index Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1],[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.25%	[1],[5]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	$ 111
Institutional | BlackRock Multifactor International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Multifactor International Index Fund

(the “Funds”)

Supplement dated March 16, 2017 to the Summary Prospectuses and Prospectuses of the Funds, dated November 28, 2016

Effective immediately, BlackRock (as defined below) has agreed contractually to: (i) reduce its management fee for BlackRock Multifactor USA Index Fund; and (ii) cap net expenses of the Funds at lower levels for the Funds’ Institutional Shares and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Funds’ annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Funds’ Institutional Shares and Class K Shares. In addition, BlackRock may recoup some of the waivers and reimbursements to the Funds in the following two fiscal years. Accordingly, effective immediately, the Funds’ Summary Prospectuses and Prospectuses are amended as follows:

The section of the BlackRock Multifactor International Index Fund Institutional Shares Summary Prospectus entitled “Key Facts About BlackRock Multifactor International Index Fund—Fees and Expenses of the Fund” and the section of the Institutional Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Multifactor International Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fee[1]	0.30%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,3]	0.21%
Total Annual Fund Operating Expenses[3]	0.51%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.35%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 45, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the estimation of Other Expenses.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 45, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets through November 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$36	$147

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period July 13, 2016 (commencement of operations of the Fund) to July 31, 2016, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017 November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the period July 13, 2016 (commencement of operations of the Fund) to July 31, 2016, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | BlackRock Multifactor International Index Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[4],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%	[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.35%	[1],[7]
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	$ 147
Class K | BlackRock Multifactor USA Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Multifactor USA Index Fund

(the “Funds”)

Supplement dated March 16, 2017 to the Summary Prospectuses and Prospectuses of the Funds, dated November 28, 2016

Effective immediately, BlackRock (as defined below) has agreed contractually to: (i) reduce its management fee for BlackRock Multifactor USA Index Fund; and (ii) cap net expenses of the Funds at lower levels for the Funds’ Institutional Shares and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Funds’ annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Funds’ Institutional Shares and Class K Shares. In addition, BlackRock may recoup some of the waivers and reimbursements to the Funds in the following two fiscal years. Accordingly, effective immediately, the Funds’ Summary Prospectuses and Prospectuses are amended as follows:

The section of the BlackRock Multifactor USA Index Fund Class K Shares Summary Prospectus entitled “Key Facts About BlackRock Multifactor USA Index Fund—Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Multifactor USA Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2,3]	0.20%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,4]	0.13%
Total Annual Fund Operating Expenses[2]	0.33%
Fee Waivers and/or Expense Reimbursements[3,5]	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,5]	0.20%

[1]	Management Fee has been restated to reflect current fees.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of Management Fee or the estimation of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 44, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.20% of average daily net assets through November 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class K Shares	$20	$93

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period July 13, 2016 (commencement of operations of the Fund) to July 31, 2016, the Fund’s portfolio turnover rate was less than 0.50% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017 November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the period July 13, 2016 (commencement of operations of the Fund) to July 31, 2016, the Fund's portfolio turnover rate was less than 0.50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.50%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fee has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class K | BlackRock Multifactor USA Index Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[2],[8],[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[4],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%	[9]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[8],[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.20%	[8],[10]
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	$ 93
Class K | BlackRock Multifactor International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Multifactor International Index Fund

(the “Funds”)

Supplement dated March 16, 2017 to the Summary Prospectuses and Prospectuses of the Funds, dated November 28, 2016

Effective immediately, BlackRock (as defined below) has agreed contractually to: (i) reduce its management fee for BlackRock Multifactor USA Index Fund; and (ii) cap net expenses of the Funds at lower levels for the Funds’ Institutional Shares and Class K Shares. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Funds’ annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Funds’ Institutional Shares and Class K Shares. In addition, BlackRock may recoup some of the waivers and reimbursements to the Funds in the following two fiscal years. Accordingly, effective immediately, the Funds’ Summary Prospectuses and Prospectuses are amended as follows:

The section of the BlackRock Multifactor International Index Fund Class K Shares Summary Prospectus entitled “Key Facts About BlackRock Multifactor International Index Fund—Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Multifactor International Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1]	0.30%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2,3]	0.15%
Total Annual Fund Operating Expenses[3]	0.45%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,4]	0.30%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 44, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the estimation of Other Expenses.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.30% of average daily net assets through November 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class K Shares	$31	$129

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period July 13, 2016 (commencement of operations of the Fund) to July 31, 2016, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017 November 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the period July 13, 2016 (commencement of operations of the Fund) to July 31, 2016, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class K | BlackRock Multifactor International Index Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%	[8]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[4],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[8],[11]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.30%	[8],[11]
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	$ 129

[1]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 45, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2017. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Management Fee has been restated to reflect current fees.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Management Fee or estimation of Other Expenses to reflect current fees.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 45, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.25% of average daily net assets through November 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the estimation of Other Expenses.
[7]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 45, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets through November 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[8]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2017. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[9]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Management Fee or the estimation of Other Expenses to reflect current fees.
[10]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.20% of average daily net assets through November 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[11]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.30% of average daily net assets through November 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.